Average Annual Total Returns - American Century Quantitative Equity Funds Prospectus			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Nov. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.37%	13.59%		14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			18.56%	15.32%		18.13%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.91%	11.33%		10.53%
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			21.09%	12.15%		12.17%
NYSE Arca Gold Miners Index (Total Return) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NYSE Arca Gold Miners Index (Total Return) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			159.06%	21.80%		22.27%
Russell 3000® Index3 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.15%	13.15%		14.29%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			12.81%	6.09%		9.62%
S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Utilities - SEC Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			16.04%	9.73%		10.61%
DISCIPLINED CORE EQUITY FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			18.42%	12.36%		12.70%
DISCIPLINED CORE EQUITY FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			15.42%	9.70%		10.13%
DISCIPLINED CORE EQUITY FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.91%	9.07%		9.62%
DISCIPLINED CORE EQUITY FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			18.66%	12.58%		12.92%
DISCIPLINED CORE EQUITY FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			11.35%	10.76%		11.75%
DISCIPLINED CORE EQUITY FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	C Class1 Return Before Taxes
Average Annual Return, Percent	[1]		17.22%	11.24%		11.75%
DISCIPLINED CORE EQUITY FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			17.84%	11.80%		12.14%
DISCIPLINED CORE EQUITY FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[2]		18.65%	12.58%		12.92%
Performance Inception Date	[2]	Apr. 10, 2017
DISCIPLINED GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			17.20%	13.33%		15.36%
Performance Inception Date		Sep. 30, 2005
DISCIPLINED GROWTH FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.84%	9.88%		12.12%
Performance Inception Date		Sep. 30, 2005
DISCIPLINED GROWTH FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.56%	10.08%		11.90%
Performance Inception Date		Sep. 30, 2005
DISCIPLINED GROWTH FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			17.46%	13.57%		15.60%
Performance Inception Date		Sep. 30, 2005
DISCIPLINED GROWTH FUND Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Y Class Return Before Taxes
Average Annual Return, Percent			17.50%	13.62%	15.87%
Performance Inception Date		Apr. 10, 2017
DISCIPLINED GROWTH FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			10.23%	11.73%		14.40%
Performance Inception Date		Sep. 30, 2005
DISCIPLINED GROWTH FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	C Class1 Return Before Taxes
Average Annual Return, Percent	[3]		16.05%	12.21%		14.39%
Performance Inception Date	[3]	Sep. 28, 2007
DISCIPLINED GROWTH FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			16.60%	12.77%		14.79%
Performance Inception Date		Sep. 30, 2005
DISCIPLINED GROWTH FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[4]		17.43%	13.56%		15.60%
Performance Inception Date	[4]	Apr. 10, 2017
DISCIPLINED VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			14.92%	8.82%		10.45%
DISCIPLINED VALUE FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.55%	6.50%		8.09%
DISCIPLINED VALUE FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.39%	6.28%		7.80%
DISCIPLINED VALUE FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			15.14%	9.03%		10.67%
DISCIPLINED VALUE FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			8.03%	7.27%		9.52%
DISCIPLINED VALUE FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	C Class1 Return Before Taxes
Average Annual Return, Percent	[5]		13.74%	7.74%		9.51%
DISCIPLINED VALUE FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			14.36%	8.28%		9.89%
DISCIPLINED VALUE FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[6]		15.14%	9.03%		10.67%
Performance Inception Date		Apr. 10, 2017
GLOBAL GOLD FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			158.48%	20.58%		20.67%
GLOBAL GOLD FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			158.00%	20.29%		19.99%
GLOBAL GOLD FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			94.27%	16.78%		17.49%
GLOBAL GOLD FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			158.94%	20.82%		20.91%
GLOBAL GOLD FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			142.86%	18.86%		19.67%
GLOBAL GOLD FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	C Class1 Return Before Taxes
Average Annual Return, Percent	[7]		155.78%	19.38%		19.64%
GLOBAL GOLD FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			157.06%	19.98%		20.07%
SMALL COMPANY FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			12.93%	6.35%		7.80%
SMALL COMPANY FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.26%	5.33%		6.82%
SMALL COMPANY FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.14%	4.87%		6.13%
SMALL COMPANY FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			13.19%	6.57%		8.02%
SMALL COMPANY FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			6.20%	4.84%		6.90%
SMALL COMPANY FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	C Class1 Return Before Taxes
Average Annual Return, Percent	[8]		11.81%	5.29%		6.89%
SMALL COMPANY FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			12.40%	5.83%		7.27%
SMALL COMPANY FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[9]		13.18%	6.57%		8.02%
Performance Inception Date		Apr. 10, 2017
UTILITIES FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			16.81%	7.72%		7.86%
UTILITIES FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.76%	6.14%		6.28%
UTILITIES FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.92%	5.82%		6.02%

[1]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[2]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[3]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[4]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[5]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[6]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[7]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[8]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[9]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.